RECOVERABLE AMOUNT OF LONG - TERM ASSETS - Movement of impairment (Details) - Generation - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 1,709,487	R$ 2,683,473
Constitutions (Reversions)	(533,774)	889,322
Write-Offs		(33,157)
Transfers		(1,830,151)
Balance at end of the year	1,175,713	1,709,487
Hydroelectric power units - CGT Eletrosul
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	105,915
Constitutions (Reversions)	(105,915)	105,915
Balance at end of the year		105,915
Hydroelectric power units - Chesf
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	22,763	12,445
Constitutions (Reversions)	(22,763)	10,318
Balance at end of the year		22,763
Hydroelectric power units - Eletrobras
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	75,344	78,651
Constitutions (Reversions)	(75,344)	(3,307)
Balance at end of the year		75,344
Hydroelectric power units - Eletronorte
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	261,886
Constitutions (Reversions)	(261,886)	261,886
Balance at end of the year		261,886
Casa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	87,217	55,695
Constitutions (Reversions)	140,908	31,522
Balance at end of the year	228,125	87,217
Casa Nova B a G
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	179,038	179,038
Balance at end of the year	179,038	179,038
Coxilha Negra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	591,926
Constitutions (Reversions)	(116,087)	591,926
Balance at end of the year	475,839	591,926
Entorno 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	55,687
Constitutions (Reversions)	(55,687)	55,687
Balance at end of the year		55,687
Ibirapuita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	67,674
Constitutions (Reversions)	(36,680)	11,123
Transfers		56,551
Balance at end of the year	30,994	67,674
UTE Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		1,319,385
Constitutions (Reversions)		(396)
Transfers		(1,318,989)
UTE Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		567,253
Transfers		(567,253)
Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	262,037	471,006
Constitutions (Reversions)	(320)	(175,352)
Write-Offs		(33,157)
Transfers		(460)
Balance at end of the year	R$ 261,717	R$ 262,037